Schedule of Investments (unaudited)	iShares® MSCI Malaysia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 40.4%
AMMB Holdings Bhd	4,635,037	$3,940,454
CIMB Group Holdings Bhd	16,271,512	19,731,280
Hong Leong Bank Bhd	1,653,640	6,742,453
Malayan Banking Bhd(a)	13,799,981	26,601,666
Public Bank Bhd	37,017,900	33,932,119
RHB Bank Bhd	3,814,702	4,462,646
		95,410,618
Chemicals — 4.7%
Petronas Chemicals Group Bhd	7,119,800	11,046,874

Construction & Engineering — 2.1%
Gamuda Bhd	4,801,200	4,915,060

Diversified Telecommunication Services — 1.4%
Telekom Malaysia Bhd	2,926,700	3,310,935

Electric Utilities — 6.0%
Tenaga Nasional Bhd	6,622,212	14,201,347

Energy Equipment & Services — 1.7%
Dialog Group Bhd	8,613,854	4,087,529

Food Products — 12.5%
IOI Corp. Bhd	6,392,730	5,519,894
Kuala Lumpur Kepong Bhd	1,237,000	5,812,592
Nestle Malaysia Bhd	178,900	4,814,693
PPB Group Bhd	1,627,819	4,925,904
QL Resources Bhd	2,784,750	3,352,816
Sime Darby Plantation Bhd	5,275,555	5,098,736
		29,524,635
Gas Utilities — 3.1%
Petronas Gas Bhd	2,012,600	7,282,420

Health Care Providers & Services — 3.0%
IHH Healthcare Bhd	5,598,600	7,015,648

Hotels, Restaurants & Leisure — 4.1%
Genting Bhd	5,422,000	5,448,604
Genting Malaysia Bhd	7,549,600	4,328,135
		9,776,739
Industrial Conglomerates — 1.5%
Sime Darby Bhd	6,932,255	3,677,220

Marine Transportation — 2.2%
MISC Bhd	3,405,120	5,258,332
Security	Shares	Value

Metals & Mining — 4.1%
Press Metal Aluminium Holdings Bhd	9,444,000	$9,733,526

Oil, Gas & Consumable Fuels — 1.5%
Petronas Dagangan Bhd	757,800	3,626,771

Semiconductors & Semiconductor Equipment — 1.8%
Inari Amertron Bhd	6,663,700	4,182,345

Specialty Retail — 1.2%
MR DIY Group M Bhd(b)	8,401,600	2,758,761

Transportation Infrastructure — 1.5%
Malaysia Airports Holdings Bhd(a)	2,333,500	3,598,702

Wireless Telecommunication Services — 7.1%
Axiata Group Bhd	7,002,100	3,396,884
DiGi.Com Bhd	8,949,200	8,335,557
Maxis Bhd(a)	5,974,600	5,000,738
		16,733,179
Total Long-Term Investments — 99.9%
(Cost: $160,191,650)		236,140,641

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	5,278,555	5,281,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	260,000	260,000

Total Short-Term Securities — 2.3%
(Cost: $5,540,637)		5,541,194

Total Investments — 102.2%
(Cost: $165,732,287)		241,681,835

Liabilities in Excess of Other Assets — (2.2)%		(5,256,168)

Net Assets — 100.0%		$236,425,667

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$626,494	$4,654,109	(a)	$—	$131	$460	$5,281,194	5,278,555	$13,160	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	10,000	(a)	—	—	—	260,000	260,000	3,515		—
					$131	$460	$5,541,194		$16,675		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	12/15/23	$197	$4,000

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$45,012,720	$191,127,921	$—	$236,140,641
Short-Term Securities
Money Market Funds	5,541,194	—	—	5,541,194
	$50,553,914	$191,127,921	$—	$241,681,835

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,000	$—	$—	$4,000

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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